Net Loss Per Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Net Loss Per Share

11. Net Loss Per Share

Basic and diluted net loss per share is calculated using the weighted average number of shares outstanding as follows (in thousands, except per share amounts):

	Year Ended December 31,
	2015	2014
Net loss attributable to common shareholders	$(11,733,549)	$(20,521,470)
Basic and diluted:
Weighted average shares outstanding	3,586,741	2,203,678
Less weighted average restricted shares outstanding	(143,372)	(422,370)
Shares used in calculation of basic and diluted net loss per common share	3,443,369	1,781,308
Net loss per common share: Basic and diluted	$(3.41)	$(11.52)
Equity awards, unvested share rights, and common stock equivalent of warrants and preferred stock, aggregating 1.1 million shares, and 1.4 million shares for the year ended December 31, 2015, and 2014, respectively, prior to the application of the treasury stock method, are excluded from the calculation of diluted net loss per share because they are anti-dilutive.